Calvert
Conservative Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 98.8%(1)

Security	Shares	Value
Equity Funds — 35.5%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	47,404	$ 1,158,070
Calvert Small-Cap Fund, Class R6	57,003	1,756,274
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	195,556	7,386,159
Calvert US Large-Cap Core Responsible Index Fund, Class R6	388,629	21,732,122
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	278,722	20,923,688
Calvert US Large-Cap Value Responsible Index Fund, Class R6	239,123	8,180,400
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	27,037	1,174,507
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	76,963	6,434,892
Calvert Focused Value Fund, Class R6	10,276	125,366
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	282,205	4,368,526
Calvert Emerging Markets Equity Fund, Class R6	82,609	1,895,869
Calvert International Equity Fund, Class R6	226,865	6,109,464
Calvert International Opportunities Fund, Class R6	853	15,227
		$81,260,564
Income Funds — 63.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	576,900	$8,641,963
Calvert Floating-Rate Advantage Fund, Class R6	878,538	7,625,708
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,158,570	61,546,834
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,587,821	41,353,388
Calvert High Yield Bond Fund, Class R6	301,138	7,495,318
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,623,642	$ 16,155,240
Calvert Short Duration Income Fund, Class R6	580	9,262
Calvert Ultra-Short Duration Income Fund, Class R6	231,028	2,294,110
		$145,121,823
Total Mutual Funds (identified cost $208,029,541)		$226,382,387

Short-Term Investments — 0.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	1,801,474	$ 1,801,474
Total Short-Term Investments (identified cost $1,801,474)		$ 1,801,474
Total Investments — 99.6% (identified cost $209,831,015)		$228,183,861

Other Assets, Less Liabilities — 0.4%	$ 945,250
Net Assets — 100.0%	$229,129,111

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	23	Long	3/20/26	$2,658,656	$(37,417)
U.S. Ultra-Long Treasury Bond	27	Long	3/20/26	3,186,000	(73,457)
					$(110,874)
During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Conservative Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $228,183,861, which represents 99.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$62,243,001	$ 710,866	$(1,489,145)	$ (97,634)	$ 179,746	$ 61,546,834	$ 711,042	$ —	4,158,570
Core Bond Fund, Class I	31,684,239	9,669,953	—	—	(804)	41,353,388	375,389	—	2,587,821
Emerging Markets Advancement Fund, Class I	4,106,609	132,630	—	—	129,287	4,368,526	132,631	—	282,205
Emerging Markets Equity Fund, Class R6	1,770,990	43,509	—	—	81,370	1,895,869	43,509	—	82,609
Equity Fund, Class R6	7,017,955	1,107,907	(638,305)	131,462	(1,184,127)	6,434,892	26,780	1,081,127	76,963
Flexible Bond Fund, Class R6	14,106,318	162,287	(5,638,080)	(10,319)	21,757	8,641,963	148,253	—	576,900
Floating-Rate Advantage Fund, Class R6	7,560,514	117,413	—	—	(52,219)	7,625,708	117,414	—	878,538
Focused Value Fund, Class R6	5,888,083	337,917	(6,128,217)	1,125,064	(1,097,481)	125,366	70,166	267,749	10,276
High Yield Bond Fund, Class R6	9,379,296	130,957	(2,020,776)	(68,964)	74,805	7,495,318	130,958	—	301,138
International Equity Fund, Class R6	5,806,087	325,958	—	—	(22,581)	6,109,464	75,834	250,123	226,865
International Opportunities Fund, Class R6	3,513,418	521	(3,436,138)	442,206	(504,780)	15,227	522	—	853
International Responsible Index Fund, Class R6	6,990,250	247,955	—	—	147,954	7,386,159	247,955	—	195,556
Liquidity Fund, Institutional Class(1)	289,917	2,991,423	(1,479,866)	—	—	1,801,474	4,387	—	1,801,474
Mortgage Access Fund, Class I	16,551,963	251,610	(697,518)	3,958	45,227	16,155,240	251,611	—	1,623,642
Short Duration Income Fund, Class R6	3,447,474	31,997	(3,468,037)	40,158	(42,330)	9,262	31,996	—	580
Small/Mid-Cap Fund, Class I	1,190,817	47,246	—	—	(79,993)	1,158,070	1,912	45,334	47,404
Small-Cap Fund, Class R6	3,455,709	390,942	(1,660,281)	27,793	(457,889)	1,756,274	14,168	376,775	57,003
Ultra-Short Duration Income Fund, Class R6	1,169,634	1,120,987	—	—	3,489	2,294,110	14,875	—	231,028
US Large-Cap Core Responsible Index Fund, Class R6	22,166,027	1,186,133	(1,150,179)	21,974	(491,833)	21,732,122	212,465	973,668	388,629
US Large-Cap Growth Responsible Index Fund, Class R6	9,749,439	11,397,749	—	—	(223,500)	20,923,688	51,679	251,413	278,722

Calvert
Conservative Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Value Responsible Index Fund, Class R6	$ 9,277,145	$ 817,234	$(1,460,743)	$ 295,450	$ (748,686)	$ 8,180,400	$ 196,756	$ 620,478	239,123
US Mid-Cap Core Responsible Index Fund, Class R6	1,157,973	52,293	—	—	(35,759)	1,174,507	15,807	36,485	27,037
Total				$1,911,148	$(4,258,347)	$228,183,861	$2,876,109	$3,903,152

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$226,382,387	$ —	$ —	$226,382,387
Short-Term Investments	1,801,474	—	—	1,801,474
Total Investments	$228,183,861	$ —	$ —	$228,183,861
Liability Description
Futures Contracts	$(110,874)	$ —	$ —	$(110,874)
Total	$(110,874)	$ —	$ —	$(110,874)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
3